Annual Total Returns (Vanguard Telecommunication Services Index Fund - Admiral Shares Retail) (Vanguard Telecommunication Services Index Fund, Vanguard Telecommunication Services Index Fund - Admiral Shares)
12 Months Ended
Aug. 31, 2013
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Annual Total Return
2012	16.57%
2011	(2.23%)
2010	19.67%
2009	29.60%
2008	(38.88%)
2007	5.44%
2006	36.65%